Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Biological Assets [Abstract]
Balance, beginning of year	$ 14,309	$ 876
Increase in biological assets due to capitalized costs	39,957	62,331
Net change in fair value of biological assets	6,496	30,726
Transferred to inventory upon harvest	(54,388)	(80,991)
Acquisitions		1,288
Disposition of Bridge Farm (note 5)	(2,831)
Foreign currency translation	(12)	79
Balance, end of year	$ 3,531	$ 14,309